Operations by Business Segment and Geographic Area (Tables)	12 Months Ended
Dec. 31, 2017
Operations by Business Segment and Geographic Area
Schedule of operating information and assets by reportable segment

	Year Ended December 31,
(in millions)	2017	2016	2015
External revenue
Energy & Chemicals	$8,565.8	$9,250.0	$10,040.2
Mining, Industrial, Infrastructure & Power	5,178.4	4,598.7	4,089.2
Government	3,232.7	2,720.0	2,557.4
Diversified Services	2,544.1	2,467.8	1,427.2

Total external revenue	$19,521.0	$19,036.5	$18,114.0

Segment profit (loss)
Energy & Chemicals	$424.9	$366.4	$764.5
Mining, Industrial, Infrastructure & Power	(141.0)	170.9	57.2
Government	127.9	85.1	83.1
Diversified Services	133.6	121.9	127.4

Total segment profit	$545.4	$744.3	$1,032.2

Depreciation and amortization of fixed assets
Energy & Chemicals	$—	$—	$—
Mining, Industrial, Infrastructure & Power	4.7	3.9	4.0
Government	2.8	2.3	3.2
Diversified Services	137.6	139.5	113.4
Corporate and other	61.0	65.4	68.1

Total depreciation and amortization of fixed assets	$206.1	$211.1	$188.7

Capital expenditures
Energy & Chemicals	$—	$—	$—
Mining, Industrial, Infrastructure & Power	27.7	2.2	6.1
Government	4.2	2.1	3.9
Diversified Services	187.1	153.1	158.9
Corporate and other	64.1	78.5	71.3

Total capital expenditures	$283.1	$235.9	$240.2

Total assets
Energy & Chemicals	$1,674.2	$2,235.7
Mining, Industrial, Infrastructure & Power	1,067.3	862.4
Government	732.0	493.7
Diversified Services	2,120.4	1,952.7
Corporate and other	3,733.8	3,671.9

Total assets	$9,327.7	$9,216.4

Goodwill
Energy & Chemicals	$12.6	$12.6
Mining, Industrial, Infrastructure & Power	17.8	16.5
Government	58.0	58.0
Diversified Services	476.3	445.1

Total goodwill	$564.7	$532.2

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Energy & Chemicals. Segment profit for 2017 was adversely affected by pre-tax charges totaling $44 million (or $0.20 per diluted share) resulting from forecast revisions for estimated cost increases on a downstream project. Segment profit for 2016 was adversely affected by pre-tax charges totaling $265 million (or $1.20 per diluted share) related to forecast revisions for estimated cost increases on a petrochemicals project in the United States. The decrease in total assets in the Energy & Chemicals segment resulted from decreased working capital in support of project execution activities.

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Mining, Industrial, Infrastructure & Power. Segment profit for 2017 was adversely affected by pre-tax charges totaling $260 million (or $1.18 per diluted share) resulting from forecast revisions for estimated cost growth at three fixed-price, gas-fired power plant projects in the southeastern United States. Segment profit for 2015 included a loss of $60 million (or $0.26 per diluted share) resulting from forecast revisions for a large gas-fired power plant in Brunswick County, Virginia. Segment profit for all periods included the operations of NuScale, which are primarily for research and development activities associated with the licensing and commercialization of small modular nuclear reactor technology. NuScale expenses included in the determination of segment profit were $76 million, $92 million and $80 million during 2017, 2016 and 2015, respectively. NuScale expenses for 2017, 2016 and 2015 were reported net of qualified reimbursable expenses of $48 million, $57 million and $65 million, respectively. (See Note 1 for a further discussion of the cooperative agreement between NuScale and the DOE.) The increase in total assets in the Mining, Industrial, Infrastructure & Power segment resulted from increased working capital in support of project execution activities.

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Total assets in the Mining, Industrial, Infrastructure & Power segment as of December 31, 2017 included accounts receivable related to the two subcontracts with Westinghouse to manage the construction workforce at the Plant Vogtle and V.C. Summer nuclear power plant projects. On March 29, 2017 (“the bankruptcy petition date”), Westinghouse filed for Chapter 11 bankruptcy protection in the U.S. Bankruptcy Court, Southern District of New York. In the third quarter of 2017, the V.C. Summer project was cancelled by the owner. In the fourth quarter of 2017, the remaining scope of work on the Plant Vogtle project was transferred to a new contractor. In addition to amounts due for post-petition services, total assets as of December 31, 2017 included amounts due of $66 million and $2 million for services provided to the V.C. Summer and Plant Vogtle projects, respectively, prior to the date of the bankruptcy petition. The company filed mechanic’s liens in South Carolina against the property of the owner of the V.C. Summer project for amounts due for pre-petition services rendered to Westinghouse. Based on the company’s evaluation of available information, the company does not expect the close-out of these projects to have a material impact on the company’s results of operations.

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Government. The increase in total assets in the Government segment resulted from increased working capital in support of project execution activities for the Power Infrastructure Restoration Project in Puerto Rico.

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Diversified Services. During 2017, 2016 and 2015, intercompany revenue for the Diversified Services segment, excluded from the amounts shown above, was $589 million, $524 million and $439 million, respectively. The increase in total assets in the Diversified Services segment resulted from increased working capital in support of project execution activities.

Schedule of Reconciliation of Total Segment Profit to Earnings (Loss) Before Taxes

	Year Ended December 31,
(in millions)	2017	2016	2015
Total segment profit	$545.4	$744.3	$1,032.2
Gain related to a partial sale of a subsidiary	—	—	68.2
Pension settlement charge	—	—	(239.9)
Corporate general and administrative expense	(192.2)	(191.1)	(168.3)
Interest income (expense), net	(39.9)	(52.6)	(28.1)
Earnings attributable to noncontrolling interests	73.1	46.0	62.5

Earnings from continuing operations before taxes	$386.4	$546.6	$726.6

•Corporate general and administrative expense. Foreign currency exchange losses of $21 million and foreign currency exchange gains of $35 million were included in corporate general and administrative expense during 2017 and 2016, respectively. Corporate general and administrative expense also included organizational realignment expenses (primarily severance and facility exit costs) of $20 million and $38 million during 2017 and 2016, respectively. Additionally, corporate general and administrative expense in 2016 included transaction and integration costs associated with the Stork acquisition of $25 million.

Schedule of Operating Information by Geographic Area

	External Revenue Year Ended December 31,			Total Assets As of December 31,
(in millions)	2017	2016	2015	2017	2016
United States	$10,071.1	$9,891.9	$7,857.3	$4,808.1	$4,842.4
Canada	1,447.5	2,170.1	2,459.3	490.5	749.5
Asia Pacific (includes Australia)	985.5	1,010.2	870.4	729.3	645.8
Europe	4,358.3	3,372.1	2,509.2	2,238.0	2,103.7
Central and South America	968.2	1,006.2	2,560.4	675.0	499.7
Middle East and Africa	1,690.4	1,586.0	1,857.4	386.8	375.3

Total	$19,521.0	$19,036.5	$18,114.0	$9,327.7	$9,216.4